Financial risk management - Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Trade payables carrying amount	€ 2,797	€ 2,945
Liquidity risk
Financial liabilities
Bank borrowings carrying amount	21,156	17,171
Lease liability carrying amount	3,610
Finance lease obligations carrying amount		105
Trade payables carrying amount	2,797	2,945
Total carrying amount	23,953	20,116
Lease liability contractual cash flow	(4,409)
Finance lease obligations carrying amount		(109)
Trade payables contractual cash flow	(2,797)	(2,945)
Total contractual cash flow	(26,338)	(25,583)
Liquidity risk | Long-term debt
Financial liabilities
Bank borrowings carrying amount	17,546	17,066
Bank borrowings contractual cash flow	(19,132)	(22,529)
2 months or less | Liquidity risk
Financial liabilities
Lease liability contractual cash flow	(102)
Finance lease obligations carrying amount		(9)
Trade payables contractual cash flow	(2,797)	(2,945)
Total contractual cash flow	(3,077)	(3,114)
2 months or less | Liquidity risk | Long-term debt
Financial liabilities
Bank borrowings contractual cash flow	(178)	(160)
2 to 12 months | Liquidity risk
Financial liabilities
Lease liability contractual cash flow	(447)
Finance lease obligations carrying amount		(27)
Total contractual cash flow	(11,265)	(826)
2 to 12 months | Liquidity risk | Long-term debt
Financial liabilities
Bank borrowings contractual cash flow	(10,818)	(799)
1 to 3 years | Liquidity risk
Financial liabilities
Lease liability contractual cash flow	(1,054)
Finance lease obligations carrying amount		(56)
Total contractual cash flow	(2,306)	(1,574)
1 to 3 years | Liquidity risk | Long-term debt
Financial liabilities
Bank borrowings contractual cash flow	(1,252)	(1,518)
3 to 5 years | Liquidity risk
Financial liabilities
Lease liability contractual cash flow	(1,307)
Finance lease obligations carrying amount		(17)
Total contractual cash flow	(3,685)	(15,268)
3 to 5 years | Liquidity risk | Long-term debt
Financial liabilities
Bank borrowings contractual cash flow	(2,378)	(15,251)
More than 5 years | Liquidity risk
Financial liabilities
Lease liability contractual cash flow	(1,499)
Total contractual cash flow	(6,005)	(4,801)
More than 5 years | Liquidity risk | Long-term debt
Financial liabilities
Bank borrowings contractual cash flow	€ (4,506)	€ (4,801)